OTHER (INCOME) EXPENSE, NET OTHER (INCOME) EXPENSE, NET (Tables)	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Schedule of Other (Income) Expense, Net
A summary of the components of other (income) expense, net is as follows:

For the years ended December 31,	2017	2016	2015
Write-down of equity investments in partnerships qualifying for tax credits	$66,209	$43,482	$39,489
Non-service cost components of net periodic benefit cost relating to pension and other post-retirement benefit plans	38,768	49,390	38,005
Settlement of SGM liability (see Note 2)	—	(26,650)	—
Gain on sale of non-core trademark	—	—	(9,950)
Other (income) expense, net	(518)	(673)	600
Total	$104,459	$65,549	$68,144